Derivative financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative financial liabilities
Schedule of convertible senior secured notes

Mudrick
£ 000
As at January 1, 2020	—
As at December 31, 2020	—
Issuance of Convertible Senior Secured Notes	141,981
Fair value movements	(26,876)
Foreign exchange movements	(2,306)
As at December 31, 2021	112,799